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Conseco Money Market Fund
June 30, 2001

2001 Mid-Year Report
(unaudited)

Dear Shareholder:

      I am pleased to share with you the Mid-Year Report for the Conseco Money Market Fund from the inception of the Fund (May 4, 2001) through June 30, 2001. I encourage you to read the portfolio manager's report to gain insight into the direction of the Fund during this period.

IMPACT OF MARKET VOLATILITY

      There can be no doubt that market conditions have been a drain on most investors and businesses. Nearly every major stock sector slipped during the first quarter and found firmer footing during the second quarter when the markets settled a bit. After a number of years of rapid growth, the performance of the equity markets toward the end of 2000 sent shock waves throughout the economy. And the continual drain into 2001 left many investors with investments valued at fractions of the highs they experienced just months before.

      Thus far in 2001, we have experienced a drop in the growth rate of the economy, a reduction in corporate spending, declining consumer confidence, rising energy costs and an extensive round of job cuts unlike anything we've seen in more than a decade.

FUND PERFORMANCE

      Fortunately, this market lends itself to the strengths of Conseco Capital Management, Inc.'s (CCM) fixed-income investment team. The deterioration of wealth in the U.S. economy, together with an unprecedented series of vigorous interest-rate reductions by the Fed, had a positive impact on the bond market.

      While everyone knew the equity bull couldn't sustain its run forever, nobody realized how quickly and severely the end would come. Demand for products and services fell, and some of the world's leading companies in their respective industries suffered dismal earnings and falling stock prices.

DIVERSIFICATION IS THE RULE

      As we all know, it is impossible to predict the future of the markets with any degree of certainty. However, if you diversify your investment portfolio, you can greatly reduce your vulnerability to any single asset class decline. Asset allocation also helps to protect your investment from market gyrations, inflation and interest-rate fluctuations. A downturn in the market represents an opportunity to reevaluate investment risk and rebalance a portfolio.

      The strategy of spreading your assets among stocks, bonds and money market instruments is one of the most important factors in the success of your portfolio. By working closely with your financial advisor, you can design an effective personal asset allocation plan to help meet your long-term goals.

POSITIONED FOR A MARKET UPTURN

      As signs of a potential late 2001 or early 2002 economic recovery continue to emerge, we are focused on positioning both our fixed-income and equity portfolios for what lies ahead. We are confident in our investment team's ability to ride the waves of the market. Over the long haul, we believe our holdings will realize their investment return goals.

      Thank you for your continued support and confidence. We are committed to doing all we can to maintain that trust, and we look forward to helping you meet your future investment needs.

Sincerely,

     MAXWELL E. BUBLITZ, CFA

PRESIDENT & TRUSTEE
Conseco Fund Group
PRESIDENT & CEO
Conseco Capital Management, Inc.
SENIOR VICE PRESIDENT OF INVESTMENTS
Conseco, Inc.

CONSECO MONEY MARKET FUND

2001 MID-YEAR REPORT
TABLE OF CONTENTS

A Message from the President

Statement of Assets and Liabilities                                            3

Statement of Operations                                                        4

Statement of Changes in Net Assets                                             5

Portfolio Manager's Review                                                     6

Schedule of Investments                                                        7

Notes to Financial Statements                                                 10

Financial Highlights                                                          12

Board of Trustees                                                             13












  This report is for the information of Conseco Money Market Fund shareholders.
    It is authorized for distribution to other persons only when preceded, or accompanied by, a current prospectus that contains more complete information, including charges and expenses.

CONSECO MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
(UNAUDITED)

ASSETS:

Investments in securities at cost                                  $ 167,481,688
--------------------------------------------------------------------------------
Investments in securities at value                                 $ 167,481,688
Interest receivable                                                       30,485
Receivable for shares sold                                            29,075,067
Prepaid assets                                                             7,348
--------------------------------------------------------------------------------
Total assets                                                         196,594,588
--------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS:

Payable to Conseco, Inc. and subsidiaries                                 64,000
Accrued expenses                                                          23,854
Payable to custodian                                                      11,205
Payable for shares redeemed                                              450,000
--------------------------------------------------------------------------------
Total liabilities                                                        549,059
--------------------------------------------------------------------------------
Net assets                                                          $196,045,529
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                     $196,045,529
--------------------------------------------------------------------------------
Net assets                                                          $196,045,529
--------------------------------------------------------------------------------
Shares of beneficial interest outstanding                            196,045,529
   (unlimited shares authorized, no par value)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE      $       1.00







    The accompanying notes are an integral part of these financial statements

CONSECO MONEY MARKET FUND

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2001 (a)
(UNAUDITED)



INVESTMENT INCOME:
Interest                                                           $  1,602,762
--------------------------------------------------------------------------------
Total investment income                                               1,602,762
================================================================================
EXPENSES:
Investment advisory fees                                                193,648
Administration fee                                                       77,459
Reports - printing                                                       12,586
Registration and filing fees                                             11,252
Transfer agent fees and expenses                                          6,090
Director fees and expenses                                                3,190
Audit fees                                                                2,436
Legal fees                                                                2,204
Custody fees                                                              1,914
Insurance                                                                   464
Other                                                                     1,334
--------------------------------------------------------------------------------
Total expenses                                                          312,577
================================================================================
Less expense reductions and reimbursements (Note 3)                    (157,658)
--------------------------------------------------------------------------------
Net expenses                                                            154,919
--------------------------------------------------------------------------------
Net investment income                                                 1,447,843
--------------------------------------------------------------------------------
Net increase in net assets from operations                         $  1,447,843
--------------------------------------------------------------------------------

(a) Period from May 4, 2001 (commencement of operations) through June 30, 2001.







    The accompanying notes are an integral part of these financial statements

CONSECO MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED JUNE 30, 2001 (a)
(UNAUDITED)



OPERATIONS:
Net investment income                                             $   1,447,843
-------------------------------------------------------------------------------
Net increase from operations                                          1,447,843
-------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
From net investment income                                           (1,447,843)
-------------------------------------------------------------------------------
Net decrease from dividends                                          (1,447,843)
-------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Shares sold                                                         423,776,067
Reinvested dividends and distributions                                1,449,462
Shares redeemed                                                    (229,180,000)
-------------------------------------------------------------------------------
Net increase from capital share transactions                        196,045,529
-------------------------------------------------------------------------------
Total increase in net assets                                        196,045,529
-------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                           -
End of period                                                     $ 196,045,529
================================================================================

SHARE DATA:
Sold                                                                423,776,067
Reinvested dividends and distributions                                1,449,462
Redeemed                                                           (229,180,000)
-------------------------------------------------------------------------------
Net increase                                                        196,045,529
-------------------------------------------------------------------------------
Shares outstanding
Beginning of period                                                           -
End of period                                                     $ 196,045,529
================================================================================


(a) Period from May 4, 2001 (commencement of operations) through June 30, 2001.



    The accompanying notes are an integral part of these financial statements

CONSECO MONEY MARKET FUND

PORTFOLIO MANAGER'S REVIEW

The first half of 2001 has proved volatile for all markets, including the money market. The questionable economy, along with an unsteady equity market, has caused worry for investors across all sectors. This year the market has witnessed one of the most aggressive easing campaigns by any Federal Open Market Committee. After short-term borrowing costs surged at the end of 2000, the Federal Reserve (the "Fed") reduced the Fed Funds rate in January by 100 basis points ("bps"). The Fed did not stop there when economic data continued to indicate an economy in contraction. Year to date, the Fed has lowered the Fed Funds rate by an astounding 275 bps.

Even though borrowing rates are at their most attractive levels since 1994, the amount of commercial paper outstanding continues to decline. This is the result of reduced business investment and corporations opting to replace commercial paper with long-term debt. Through May, the commercial paper market has seen a 13 percent decline in volume as compared to figures at the end of 2000. Financial institutions comprise about 80 percent of the outstanding commercial paper, and their levels have remained fairly consistent. However, non-financial commercial paper has seen a decrease in volume of 22 percent as compared to levels at the end of 2000.

We maintain a direct and committed strategy for the portfolio. With expectations of further Fed easings, we have extended the average days to maturity from 30 to
60. This allows us to lock in higher yields in a declining interest-rate environment. We will maintain the current maturity of the portfolio until the market indicates an economic rebound.

We still view commercial paper as the superior income vehicle for a money-market portfolio. Taxable municipal floating-rate bonds also provide significant yield advantage over other instruments; we intend to maintain our current exposure to this area to provide the desired diversification.

                                         Gregory J. Hahn, CFA
                                         Chief Investment Officer
                                         Portfolio Manager
                                         Conseco Capital Management, Inc.

CONSECO MONEY MARKET FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)

     SHARES OR
  PRINCIPAL AMOUNT                                                            VALUE
  ----------------                                                        -------------
MUNICIPAL BONDS (2.9%)

 $  1,000,000   County of Genesee, MI, 4.000%, due 03/01/2004 (a)          $  1,000,000
      500,000   Delzer Litho, Waukesha, WI, 4.050%, due 08/01/2015 (a)          500,000
    1,000,000   Kent County MI Tax, 4.000%, due 03/01/2004 (a)                1,000,000
    1,000,000   Liliha Parking Co., 4.750%, due 08/01/2024 (a)                1,000,000
      500,000   Rykoff-Sexton Inc., 4.000%, due 12/01/2026 (a)                  500,000
    1,750,000   St. Francis Healthcare Hawaii, 4.350%, due 08/01/2012 (a)     1,750,000
                                                                          -------------
                TOTAL MUNICIPAL BONDS (cost $5,750,000)                       5,750,000
                                                                          -------------
COMMERCIAL PAPER (81.1%)
CHEMICALS AND ALLIED PRODUCTS (12.0%)
    3,740,000   Abbott Laboratories, 3.850%, due 07/05/2001                   3,738,413
    5,000,000   The Estee Lauder, 4.100%, due 07/09/2001                      4,995,445
    5,200,000   Great Lakes Chemical Corp., 4.150%, due 07/02/2001            5,199,401
      779,000   L'Oreal USA, Inc.3.820%, due 07/20/2001                         777,429
    2,011,000   L'Oreal USA, Inc.3.850%, due 07/10/2001                       2,009,064
      900,000   L'Oreal USA, Inc.3.900%, due 07/06/2001                         899,513
    6,000,000   L'Oreal USA, Inc.4.150%, due 07/02/2001                       5,999,308
                                                                          -------------
                                                                             23,618,573
                                                                          -------------
COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (4.0%)
    6,000,000   Bellsouth Telecommunications, 4.150%, due 07/02/2001          5,999,308
    1,795,000   Cingular Wireless, 3.900%, due 07/17/2001                     1,791,889
                                                                          -------------
                                                                              7,791,197
                                                                          -------------
DEPOSITORY INSTITUTIONS (18.5%)
    2,000,000   Citibank Capital Markets, 3.780%, due 07/12/2001              1,997,690
    5,000,000   Citibank Capital Markets, 3.900%, due 07/05/2001              4,997,833
    7,000,000   Dakota Trust Certificates, 3.930%, due 07/03/2001             6,998,472
    5,000,000   Golden Funding, 3.900%, due 07/06/2001                        4,997,292
    1,294,000   Golden Funding, 3.950%, due 07/03/2001                        1,293,716
    6,000,000   J.P. Morgan Chase & Co., 4.140%, due 07/02/2001               5,999,310
    4,000,000   Montauk Funding Corp., 3.890%, due 07/03/2001                 3,999,136
    6,000,000   UBS Finance, 4.140%, due 07/02/2001                           5,999,310
                                                                          -------------
                                                                             36,282,759
                                                                          -------------



    The accompanying notes are an integral part of these financial statements

CONSECO MONEY MARKET FUND


SCHEDULE OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)

     SHARES OR
  PRINCIPAL AMOUNT                                                            VALUE
  ----------------                                                        -------------
ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICE (1.1%)
  $ 1,092,000   Alabama Power, 3.980%, due 07/11/2001                     $   1,090,793
    1,000,000   National Rural Utilities, 3.960%, due 07/13/2001                998,700
                                                                          -------------
                                                                              2,089,493
                                                                          -------------
ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (0.5%)
    1,000,000   Emerson Electric Co., 3.820%, due 07/02/2001                    999,893
                                                                          -------------
FOOD AND KINDRED PRODUCTS (1.5%)
    3,000,000   The Coca-Cola Co., 3.900%, due 07/02/2001                     2,999,675
                                                                          -------------
INSURANCE CARRIERS (3.1%)
    6,000,000   AIG Funding Inc., 4.120%, due 07/02/2001                      5,999,313
                                                                          -------------
NON-DEPOSITORY CREDIT INSTITUTIONS (20.4%)
    6,000,000   Boeing Capital Corp., 4.120%, due 07/02/2001                  5,999,313
    6,000,000   Fleet Funding, 3.950%, due 07/02/2001                         5,999,313
    2,006,000   Fountain Square Comm Funding, 3.720%, due 07/10/2001          2,004,134
      910,000   Fountain Square Comm Funding, 3.800%, due 07/16/2001            908,559
    3,089,000   Fountain Square Comm Funding, 3.930%, due 07/02/2001          3,088,645
    6,000,000   General Electric Capital, 4.150%, due 07/02/2001              5,999,308
   10,000,000   General Motors Acceptance Corp., 3.920%, due 07/03/2001       9,997,822
    6,000,000   Household International, Inc., 4.060%, due 07/02/2001         5,999,313
                                                                          -------------
                                                                             39,996,407
                                                                          -------------
OIL AND GAS EXTRACTION (6.1%)
    6,000,000   Baker Hughes Inc., 4.150%, due 07/02/2001                     5,999,308
    6,000,000   Enron Funding Corp., 4.180%, due 07/02/2001                   5,999,303
                                                                          -------------
                                                                             11,998,611
                                                                          -------------
PRIMARY METAL INDUSTRIES (0.6%)
    1,095,000   Alcoa, Inc., 3.900%, due 07/13/2001                           1,093,577
                                                                          -------------
PRINTING, PUBLISHING AND ALLIED INDUSTRIES (3.6%)
    3,000,000   Dow Jones, 3.900%, due 07/02/2001                             2,999,675
    3,000,000   Dow Jones, 4.000%, due 07/05/2001                             2,998,667
    1,000,000   Gannett Co., 3.950%, due 07/06/2001                             999,458
                                                                          -------------
                                                                              6,997,800
                                                                          -------------


    The accompanying notes are an integral part of these financial statements

CONSECO MONEY MARKET FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)

     SHARES OR
  PRINCIPAL AMOUNT                                                          VALUE
  -----------------                                                    ----------------
RETAIL (2.5%)
        $  5,000,000    Wal-Mart Stores, Inc., 3.820%, due 07/03/2001      $  4,998,939
                                                                       ----------------
SECURITY AND COMMODITY BROKERS (4.1%)
           5,000,000    Merrill Lynch and Co., 5.530%, due 07/02/2001         4,999,428
           3,000,000    Salomon Smith Barney, 3.950%, due 07/03/2001          2,999,342
                                                                       ----------------
                                                                              7,998,770
                                                                       ----------------
TRANSPORTATION EQUIPMENT (3.1%)
           5,000,000    Hertz Corp., 3.820%, due 07/03/2001                   4,998,939
           1,098,000    Textron Inc., 3.750%, due 07/12/2001                  1,096,742
                                                                       ----------------
                                                                              6,095,681
                                                                       ----------------
                        TOTAL COMMERCIAL PAPER (cost $158,960,688)          158,960,688
                                                                       ----------------
INVESTMENT COMPANIES (1.4%)
           2,771,000    AIM Liquid Asset Portfolio                            2,771,000
                                                                       ----------------
                        TOTAL INVESTMENT COMPANIES (cost $2,771,000)          2,771,000
                                                                       ----------------
TOTAL INVESTMENTS (cost $167,481,688) (85.4%)                               167,481,688
                                                                       ----------------
OTHER ASSETS, LESS LIABILITIES (14.6%)                                       28,563,841
                                                                       ----------------
TOTAL NET ASSETS (100.0%)                                                $  196,045,529
                                                                       ================

------------------------
(a) Variable rate security.  Stated maturity with option to put.






    The accompanying notes are an integral part of these financial statements

CONSECO MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001 (UNAUDITED)

1.   ORGANIZATION

     The Conseco Money Market Fund (the "Fund") is a series of the Conseco Fund Group (the "Trust"), an open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Massachusetts business trust on September 24, 1996. The Trust is a "series" type of mutual fund which issues separate series of shares of beneficial interest, each of which represents a separate portfolio of investments.

     The Fund became operational and available for sale on May 4, 2001. It currently offers Class Y shares and is authorized to issue an unlimited number of shares. Class Y shares are available at no sales charge to certain institutional investors and qualifying individual investors. The Fund invests exclusively in high quality short-term money market instruments.

     In addition to the Fund described above, the Trust also offers the Conseco Science & Technology Fund, Conseco 20 Fund, Conseco Equity Fund, Conseco Large-Cap Fund, Conseco Balanced Fund, Conseco Convertible Securities Fund, Conseco High Yield Fund and Conseco Fixed Income Fund. Financial information on these Funds is included in a separate report.

2.   SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION, TRANSACTIONS, AND RELATED INVESTMENT INCOME

     The investments in the portfolio are valued at the close of regular trading on the New York Stock Exchange on each business day. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is accrued daily. The cost of investments sold is determined on the specific identification basis.

     The Board of Trustees (the "Trustees") determined that the Conseco Money Market Fund will value investments at amortized cost, which is conditioned on the Fund's compliance with certain provisions contained in Rule 2a-7 of the 1940 Act. The investment adviser of the Fund continuously reviews this method of valuation and recommends changes to the Trustees, if necessary, to ensure that the Conseco Money Market Fund investments are valued at fair value (as determined by the Trustees in good faith).

DIVIDENDS TO SHAREHOLDERS

     Dividends from the Conseco Money Market Fund will be declared on each business day and are distributed on the first day of each month. However, the Trustees may decide to declare dividends at other intervals.

     Dividends to shareholders from net investment income are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. Permanent book and tax differences relating to dividends to shareholders may result in reclassifications to paid-in capital and may affect the per-share allocation between net investment income, and realized and unrealized gain (losses). Any taxable income or gain of the Fund remaining at fiscal year end will be declared and distributed in the following year to the shareholders of the Fund.

FEDERAL INCOME TAXES

     For federal income tax purposes, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable income and net capital gains to its shareholders annually and otherwise complying with the requirements for regulated investment companies. Therefore, no provision has been made for federal income taxes.

EXPENSES

     Expenses directly attributable to the Fund are charged to operations. The Fund pays the expenses of its Trustees who are not affiliated persons of the Adviser or Trust.

USE OF ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from these estimates.

3.       AGREEMENTS WITH SUBSIDIARIES OF CONSECO

INVESTMENT ADVISORY AGREEMENT

     Conseco Capital Management, Inc. (the "Adviser"), supervises the Trust's management and investment program, performs a variety of services in connection with the management and operation of the Fund and pays all compensation of officers and Trustees of the Trust who are affiliated persons of the Adviser or the Trust. The total fees incurred for such services for the period from May 4, 2001 (commencement of operations) through June 30, 2001 were $193,648.

     The Adviser is a wholly-owned subsidiary of Conseco, Inc. ("Conseco"), a publicly-held specialized financial services holding company listed on the New York Stock Exchange. Under the investment advisory agreement, the Adviser receives an investment advisory fee equal to an annual rate of 0.50% of the average daily net asset value of the Fund. The Adviser also manages other registered investment companies and the invested assets of its parent company, Conseco, which owns or manages several life insurance subsidiaries. The Adviser has contractually agreed to reimburse the Fund to the extent that the ratio of expenses to net assets on an annual basis exceeds 0.40%. The Adviser may discontinue this contractual limit at any time after April 30, 2002.

ADMINISTRATION AGREEMENT

     Conseco Services, LLC (the "Administrator"), a wholly-owned subsidiary of Conseco, supervises the preparation and filing of all documents required for compliance by the Fund with applicable laws and regulations, supervises the maintenance of books and records of the Fund and provides other general and administrative services. For providing these services, the Administrator receives compensation at the annual rate of 0.20% of the average daily net assets of the Fund. The Administrator has contractually agreed to reimburse the Fund to the extent that the ratio of expenses to net assets on an annual basis exceeds the expense limitations as stated above for the investment advisory agreement. The Administrator may discontinue these contractual limits at any time after April 30, 2002. The total fees incurred for such services period from May 4, 2001 (commencement of operations) through June 30, 2001 were $77,459.

PRINCIPAL UNDERWRITER AGREEMENT

     Conseco Equity Sales, Inc. (the "Distributor"), a wholly-owned subsidiary of Conseco, serves as the principal underwriter for the Fund pursuant to an Underwriting Agreement, initially approved by the Trustees. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. ("NASD"). Shares of the Fund will be continuously offered and are sold by selected brokers, dealers and other financial intermediaries who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to the Underwriting Agreement including the payment of the expenses relating to the distribution of prospectuses for sales purposes, as well, as any advertising or sales literature.

CONSECO MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING DURING THE PERIOD ENDED JUNE 30, 2001 (a)
(UNAUDITED)




Net asset value per share, beginning of period                      $      1.00
Income from investment operations:
Net investment income                                                      0.01
--------------------------------------------------------------------------------
   Total income from investment operations                                 0.01
--------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                                      (0.01)
--------------------------------------------------------------------------------
Total distributions                                                       (0.01)
--------------------------------------------------------------------------------
Net asset value per share, end of period                            $      1.00
--------------------------------------------------------------------------------
Total return (b)(c)                                                        0.59%
================================================================================
Ratios/supplemental data:
Net assets (dollars in thousands), end of period                    $   196,046
Ratio of expenses to average net assets (b)(d):
   Before expense reimbursement                                            0.81%
   After expense reimbursement                                             0.40%
Ratio of net investment income to average net assets (b)(d):
   Before expense reimbursement                                            3.33%
   After expense reimbursement                                             3.74%



(a) Period from May 4, 2001 (commencement of operations) through June 30, 2001.
(b) The Adviser and Administrator have contractually agreed to reimburse the Fund expenses to the extent that the ratio of expenses to average net assets exceeds 0.40% on an annual basis. This contractual limit may be discontinued at any time after April 30, 2002.
(c) Not annualized.
(d) Annualized.

     BOARD OF TRUSTEES

WILLIAM P. DAVES, JR.
         CHAIRMAN OF THE BOARD
         Insurance and healthcare industries consultant.
         CHAIRMAN AND CHIEF EXECUTIVE OFFICER, FFG Insurance Co.

MAXWELL E. BUBLITZ, CFA
         PRESIDENT, Conseco Fund Group.
         PRESIDENT AND CEO, Adviser.
         SENIOR VICE PRESIDENT OF INVESTMENTS, Conseco, Inc.

GREGORY J. HAHN, CFA
         CHIEF INVESTMENT OFFICER, Adviser.
         Portfolio Manager of the Conseco Money Market Fund.

HAROLD W. HARTLEY, CFA
         DIRECTOR, Ennis Business Forms, Inc.
         FORMER EXECUTIVE VICE PRESIDENT, Tenneco Financial Services, Inc.

DR. R. JAN LECROY
         DIRECTOR, Southwest Securities Group, Inc.
         FORMER PRESIDENT, Dallas Citizens Council.

DR. JESS H. PARRISH
         Higher Education Consultant.
         FORMER PRESIDENT, Midland College.

DAVID N. WALTHALL
         PRINCIPAL, Walthall Asset Management

INVESTMENT ADVISER
Conseco Capital Management, Inc. - Carmel, Indiana

DISTRIBUTOR
Conseco Equity Sales, Inc. - Carmel, Indiana

TRANSFER AGENT
Firstar Mutual Fund Services, LLC - Milwaukee, Wisconsin

CUSTODIAN
The Bank of New York - New York, New York

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP - Chicago, Illinois

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP - Washington, D.C.

                               CONSECO FUND GROUP

                                 Distributed by
                           CONSECO EQUITY SALES, INC.
                 11815 N. Pennsylvania Street, Carmel, IN 46032



Shareholder Services: (800) 986-3384
Broker/Dealer and RIA Services: (800) 825-1530              www.consecofunds.com